GSMBS 2023-NQM1 ABS-15G

Exhibit 99.1 - Schedule 6

Loan Number	Seller Loan ID	Field ID	Original Field Value	Audit Value	Data Compare
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	Original_CLTV	XXX	XXX	FALSE
XXXX	XXXXX	Original_LTV	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	UW_FICO_Utilized	XXX	XXX	FALSE
XXXX	XXXXX	Origination_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	XXXXX	Origination_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	XXXXX	Origination_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	XXXXX	Origination_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	XXXXX	Origination_Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXX	XXXXX	originator_DTI	XXX	XXX	FALSE
XXXX	XXXXX	originator_DTI	XXX	XXX	FALSE